united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 102, Omaha, NE 68137

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 12/31/16

ITEM 1. REPORTS TO SHAREHOLDERS.

Redwood Managed Volatility Portfolio

Advised by Redwood Investment Management, LLC

Annual Report

December 31, 2017

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Redwood Managed Volatility Portfolio. Such offering is made only by prospectus, which includes details as to offering price and other material information.

T: 1-855-RED-FUND (733-3863) | www.redwoodmutualfunds.com

The Redwood Managed Volatility Portfolio (the “Fund”) returned 7.48% (N Share) for the 2017 calendar year (Source Gemini Fund Services).

The Fund is designed for conservative investors seeking limited drawdowns, while still seeking to achieve satisfying total returns over a market cycle (defined as a bull and bear market).

Equities

Equity market gains increased with unprecedented low volatility, as the markets again reached new highs. The S&P 500 Index, a measure of U.S. large-cap market performance, displayed resilience in the face of numerous market moving headlines. The uptrend in equities was supported by strong economic data. By the end of the year, the S&P 500 had its first “perfect” year of monthly performance track record with all 12 months positive (2006 was close with 11 out of 12 months being positive). It wouldn’t be surprising if even the most conservative investors threw in the towel to chase equity momentum.

The old adage is all good things must come to an end. The biggest question is when? One of the drivers of positive equity performance this year was investor optimism regarding tax cutting measures. Now that the bill has passed, has the upside already been priced in?

Fixed Income

While equities had record setting highs, the overall treasury market ended the year where it started. The current fixed-income environment remains difficult for traditional bond investors with the risk of continued rate hikes by the Fed potentially putting investment grade fixed-income at a disadvantage. The Barclays U.S. Aggregate Bond Index, a widely accepted benchmark for investment grade fixed-income, is virtually flat since the U.S. 10-Year yield bottomed nearly 18 months ago on July 8, 2016.

However, not all fixed-income asset classes are created equal. Higher yielding asset classes such as high-yield corporate bonds and high-yield municipal bonds continued to push higher. High-yield corporate bonds had most of their upside attribution in 2017 from yield accrual (versus price appreciation). Redwood’s tactical fixed-income strategies remained invested for the year.

Risk Complacency

To the novice investor, recent positive performance with low volatility, especially in the short-term, can be a huge lure. When chasing returns, perhaps one of the biggest mistakes investors can make is changing their previously established risk tolerance. With the recent equity markets handing out gains without much volatility, why wouldn’t they? However, the potential for higher returns always come with the potential for higher risk. As investors pile into a rising equity market with greater momentum, they also face heightened risk in a larger reversal when that momentum changes.

Unfortunately, investors aren’t always rational and this illusion can cloud one’s judgement. At Redwood, we utilize a quantitative approach, aiming to minimize the subjectivity of investing. This approach employs a strategy that seeks to stay invested while markets are appreciating and defensive in a “risk-off” position when markets are depreciating. Whether markets are going up or down, our bias is to be ready when things change.

We encourage you to talk with your financial advisor or visit us online at www.redwoodmutualfund.com. Thank you for your continued trust.

Sincerely,

Michael Messinger

Principal & Co-Portfolio Manager

Redwood Investment Management, LLC

Past performance is not indicative of future results. There can be no guarantee that any objectives listed above will be met. 5206-NLD-02/15/2018.

Redwood Managed Volatility Portfolio

PORTFOLIO REVIEW (Unaudited)

December 31, 2017

The Portfolio’s performance figures* for the periods ended December 31, 2017, compared to its benchmark:

		Annualized Three	Since Inception	Since Inception
	One Year	Years	Class N	Class I
Class N (a)	7.48%	4.27%	3.58%	N/A
Class I (b)	7.99%	N/A	N/A	4.76%
BofA Merrill Lynch US 3-5 Treasury Index (c)	0.94%	1.29%	1.05%	0.76%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated using the traded NAV on June 30, 2017 for Class N and Class I. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares. The Portfolio’s total annual operating expenses are 2.65% and 2.16% for Class N shares and Class I shares, respectively, per the April 30, 2017 prospectus. The Advisor has contractually agreed to reduce the Portfolio’s fees and/or to make payments to limit Portfolio expenses until at least May 1, 2018, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) of the Portfolio do not exceed 1.49% and 1.99% for Class I and Class N shares, respectively. Waivers and expense payments may be recouped by the Advisor from the Portfolio, to the extent that overall expenses fall below specified limits, within three years of when the amounts were waived or recouped. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood Managed Volatility Portfolio Class N commenced operations on October 20, 2014.

(b)	Redwood Managed Volatility Portfolio Class I commenced operations on January 15, 2015.

(c)	BofA Merrill Lynch US 3-5 Treasury Index is an unmanaged index which includes U.S. Treasury securities with maturities of 3 to 4.99 years. The index is produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc. Investors can not invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

PORTFOLIO ANALYSIS (Unaudited)*
December 31, 2017
Percent of
Net Assets
Mutual Funds	68.3%
Short-Term Investments	0.0%
Cash, Other Assets Less Liabilities	31.7%
Total	100.0%

*	Portfolio Analysis detailed does not include derivative exposure

Please refer to the Portfolio of Investments for a detailed analysis of the Fund’s holdings.

Redwood Managed Volatility Portfolio

PORTFOLIO OF INVESTMENTS

December 31, 2017

Shares		Fair Value

	MUTUAL FUNDS - 68.3%
	DEBT FUNDS - 68.3%
68,576	BlackRock Funds II - Floating Rate Income Portfolio - Institutional	$698,787
48,027	Credit Suisse Floating Rate High Income Fund - Institutional	328,983
179,417	Dreyfus High Yield Fund - Class I	1,130,328
319,106	Eaton Vance Income Fund of Boston - Class I	1,834,861
65,645	Goldman Sachs High Yield Floating Rate Fund - Institutional	635,445
317,266	Invesco High Yield Fund - Class Y	1,332,516
196,670	Janus High-Yield Fund - Class I	1,663,825
776,452	JPMorgan High Yield Fund - Class I *	5,753,508
895,691	MainStay High Yield Corporate Bond Fund - Class I *	5,150,221
292,455	MFS High Income Fund - Class I	1,003,122
4,861	Salient Select Income Fund - Institutional	107,568
	TOTAL MUTUAL FUNDS (Cost - $19,599,861)	19,639,164

	SHORT-TERM INVESTMENTS - 0.0%
1,242	Dreyfus Cash Management - 1.43%+*	1,242
280	Goldman Sachs Financial Square Fund - Money Market Fund - 1.17%+	280
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,522)	1,522

	TOTAL INVESTMENTS - 68.3% (Cost - $19,601,383) (a)	$19,640,686
	CASH, OTHER ASSETS AND LIABILITIES - NET - 31.7%	9,126,650
	NET ASSETS - 100.0%	$28,767,336

+	Variable rate security. Interest rate is as of December 31, 2017

*	All or part of the security was held as collateral for swaps as of December 31, 2017.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $19,601,602 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$96,946
Unrealized depreciation:	(57,862)
Net unrealized appreciation:	$39,084

Fair
Value
SCHEDULE OF SWAPS
LONG EQUITY SWAP CONTRACTS - 0.0%
Total return swap with Barclays Bank. The swap provides exposure to the total returns on a basket of mutual funds that is calculated on a daily basis. Under the terms of the swap, the advisor has the ability to periodically adjust the notional level of the swap. The swap was effective on April 20, 2015 and is reset on the last business day of each month and terminates on August 30, 2018 unless earlier terminated. The Fund will receive the total return on the basket of mutual funds including dividends and provides a fee to Barclays Bank in the amount of LIBOR + 115 bps. (Notional Amount $21,579,394)	$—
TOTAL LONG EQUITY SWAP CONTRACTS	$—

The following table represents the individual long postions and related values of equity securities underlying the total return swap with Barclays Bank, these investments are not a direct holding of the Redwood Managed Volatility Portfolio:

Security	Shares	Value
BlackRock High Yield Municipal Fund	202,101	$1,952,293
BlackRock High Yield Bond Portfolio	872,932	6,808,872
Lord Abbett High Yield Municipal Bond Fund	274,794	3,234,325
Nuveen High Yield Municipal Bond Fund	419,905	7,331,548
Putnam High Yield Trust Fund	361,534	2,252,356
Total		$21,579,394

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Portfolio

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017

ASSETS
Investment securities:
At cost	$19,601,383
At value	19,640,686
Cash	4,154,802
Collateral Cash on Swaps	1,863
Receivable for securities sold	4,850,000
Receivable for Swaps	168,513
Receivable from Related Parties	7,458
Prepaid expenses	3,942
TOTAL ASSETS	28,827,264

LIABILITIES
Distribution (12b-1) fees payable - Class N	9,498
Investment advisory fees payable	39,908
Redemptions payable	3,037
Accrued expenses and other liabilities	7,485
TOTAL LIABILITIES	59,928
NET ASSETS	$28,767,336

Class N Shares:
Net Assets (Unlimited shares of no par value interest authorized; 1,678,677 shares of beneficial interest outstanding)	17,412,335
Net Asset Value, Offering and Redemption Price Per Share
($17,412,335/1,678,677 shares of beneficial interest outstanding)	$10.37

Class I Shares:
Net Assets (Unlimited shares of no par value interest authorized; 1,086,128 shares of beneficial interest outstanding)	11,355,001
Net Asset Value, Offering and Redemption Price Per Share
($11,355,001/1,086,128 shares of beneficial interest outstanding)	$10.45

Composition of Net Assets:
At December 31, 2017, Net Assets consisted of:
Paid-in-Capital	$27,133,732
Accumulated Net Investment Income	2,204,187
Accumulated Net Realized Loss from Investment and Swap Transactions	(609,886)
Net Unrealized Appreciation on Investments	39,303
Net Assets	$28,767,336

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Portfolio

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2017

INVESTMENT INCOME
Dividends	$1,369,543
Interest	31,447
TOTAL INVESTMENT INCOME	1,400,990

EXPENSES
Investment advisory fees	398,272
Distribution (12b-1) fees - Class N	98,422
Legal fees	22,801
Administrative services fees	14,507
Transfer agent fees	13,779
Trustees’ fees and expenses	12,539
Accounting services fees	12,422
Audit fees	12,009
Printing and postage expenses	8,402
Custodian fees	7,402
Compliance officer fees	7,001
Other expenses	2,600
TOTAL EXPENSES	610,156
Less: Fees waived by the Advisor	(35,551)
NET EXPENSES	574,605

NET INVESTMENT INCOME	826,385

REALIZED AND UNREALIZED GAINS (LOSS) ON INVESTMENTS
Net Realized Gain on Investments and Swaps
Investments	55,123
Realized Gain Distributions from Investment Companies	4,093
Total Return Swap Contracts	1,466,344
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	28,691
Total Return Swap Contracts	(72,495)

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	1,481,756

NET INCREASE IN NET ASSETS FROM OPERATIONS	$2,308,141

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	December 31, 2017	December 31, 2016
FROM OPERATIONS
Net investment income	$826,385	$799,858
Net realized gain on investments and swaps	1,521,467	2,353,241
Realized gain distributions from investment companies	4,093	1,801
Net change in unrealized appreciation (depreciation) of investments and swaps	(43,804)	184,236
Net increase in net assets resulting from operations	2,308,141	3,339,136

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class I	(761,535)	(150,098)
Class N	(1,222,014)	(176,423)
Net decrease in net assets from distributions to shareholders	(1,983,549)	(326,521)

FROM SHARES OF BENEFICIAL INTEREST
Class N:
Proceeds from shares sold	7,402,380	24,784,483
Net asset value of shares issued in reinvestment of distributions	1,222,014	176,423
Cost of shares redeemed	(10,053,136)	(12,915,920)
Net increase (decrease) in net assets from shares of beneficial interest	(1,428,742)	12,044,986
Class I:
Proceeds from shares sold	582,322	231,302
Net asset value of shares issued in reinvestment of distributions	761,535	150,098
Cost of shares redeemed	(2,579,468)	(8,554,870)
Net decrease in net assets from shares of beneficial interest	(1,235,611)	(8,173,470)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,339,761)	6,884,131

NET ASSETS
Beginning of Year	31,107,097	24,222,966
End of Year *	$28,767,336	$31,107,097
* Includes accumulated net investment income of:	$2,204,187	$1,905,036

SHARE ACTIVITY
Class N:
Shares Sold	688,400	2,513,450
Shares Reinvested	118,642	17,195
Shares Redeemed	(938,498)	(1,266,457)
	(131,456)	1,264,188

Class I:
Shares Sold	54,093	22,381
Shares Reinvested	73,366	14,530
Shares Redeemed	(239,866)	(891,544)
	(112,408)	(854,633)

Net increase (decrease) in shares of beneficial interest outstanding	(243,864)	409,555

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Portfolio - Class N

FINANCIAL HIGHLIGHTS

Per share data and ratios for a share of beneficial interest outstanding throughout each period presented.

	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014 *

Net Asset Value, Beginning of Period	$10.31	$9.29	$9.87	$10.00
Decrease From Operations:
Net investment income (a)	0.26	0.27	0.09	0.03
Net gain (loss) from investments (both realized and unrealized)	0.50	0.85	(0.67)	(0.16)
Total from operations	0.76	1.12	(0.58)	(0.13)
Less Distributions:
From net investment income	(0.70)	(0.10)	—	—
Total Distributions	(0.70)	(0.10)	—	—
Net Asset Value, End of Period	$10.37	$10.31	$9.29	$9.87
Total Return (b)	7.48%	12.07%	(5.88)%	(1.30	)% (d)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$17,412	$18,665	$5,072	$7,593
Ratio of gross expenses to average net assets (e,f)	2.06%	2.15%	2.40%	4.67	% (c)
Ratio of net expenses to average net assets (e)	1.99%	1.99%	1.99%	1.99	% (c)
Ratio of net investment income to average net assets (g)	2.45%	2.70%	0.87%	1.74	% (c)
Portfolio turnover rate	20%	156%	629%	213	% (d)

*	Class N commenced operations on October 20, 2014.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Advisor not absorbed a portion of Portfolio expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Portfolio invests.

(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(g)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by underlying investment companies in which the Portfolio invests.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Portfolio - Class I

FINANCIAL HIGHLIGHTS

Per share data and ratios for a share of beneficial interest outstanding throughout the period presented.

	For the	For the	For the
	Year Ended	Year Ended	Period Ended
	December 31, 2017	December 31, 2016	December 31, 2015 *

Net Asset Value, Beginning of Period	$10.38	$9.33	$9.89
Decrease From Operations:
Net investment income (a)	0.32	0.25	0.16
Net gain (loss) from investments (both realized and unrealized)	0.50	0.92	(0.71)
Total from operations	0.82	1.17	(0.55)
Less Distributions:
From net investment income	(0.74)	(0.12)	(0.01)
Total Distributions	(0.74)	(0.12)	(0.01)
Net Asset Value, End of Period	$10.46	$10.38	$9.33
Total Return (b)	7.99%	12.57%	(5.60	)% (d)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$11,355	$12,442	$19,151
Ratio of gross expenses to average net assets (e,f)	1.57%	1.66%	1.84	% (c)
Ratio of net expenses to average net assets (e)	1.49%	1.49%	1.49	% (c)
Ratio of net investment income to average net assets (g)	2.95%	2.56%	1.74	% (c)
Portfolio turnover rate	20%	156%	629	% (d)

*	Class I commenced operations on January 15, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Advisor not absorbed a portion of Portfolio expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Portfolio invests.

(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(g)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by underlying investment companies in which the Portfolio invests.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Portfolio

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

1.	ORGANIZATION

Redwood Managed Volatility Portfolio (the “Portfolio”), is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Portfolio commenced investment operations on October 20, 2014. The investment objective is to seek a combination of total return and prudent management of portfolio downside volatility and downside loss.

The Portfolio offers Class N and Class I shares. Class N shares commenced operations October 20, 2014 and Class I Shares commenced operations January 15, 2015. All classes are sold at NAV. Each share class represents an interest in the same assets of the Portfolio and classes are identical except for differences in their ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Portfolio’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation on each underlying exchange-listed security. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Portfolio may invest in funds of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the boards of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or premium on shares of any closed-end investment company purchased by the Portfolio will not change. As of December 31, 2017 the Portfolio did not hold any closed-end investment companies.

The Portfolio may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Portfolio’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more

Redwood Managed Volatility Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument; Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Redwood Managed Volatility Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2017 for the Portfolio’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$19,639,164	—	—	$19,639,164
Short-Term Investment	1,522	—	—	1,522
Total Assets	19,640,686	—	—	19,640,686
Derivatives
Swaps	$—	—	—	$—
Total Derivatives	$—	—	—	$—

The Portfolio did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period. It is the Portfolio’s policy to recognize transfers into or out of Level 1 & Level 2 at the end of the reporting period.

Mutual Fund Risk: Mutual funds are subject to investment advisory or management and other expenses, which will be indirectly paid by the Fund. The Fund is subject to specific risks, depending on investment strategy.

Swap Agreements – The Portfolio is subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objective. The Portfolio may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. The basket swaps are valued at the difference between the fair value of the referenced securities in the basket less the notional value of the contract.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. The basket swaps are valued at the difference between the fair value of the referenced securities in the basket less the notional value of the contract.

The Portfolio maintains a control account with the value of the collateral to not be less than 25% of an Equity Notional Amount (notional being value of swap +/- amount owed to Barclays Bank for that month). As of December 31, 2017 the notional value of the swap was $21,579,394. The maximum risk of loss is the cash flows to be received from the counterparty until next valuation date (not the contract’s remaining life), which is monthly. The swap resets at the end of each month and as of December 31, 2017, $168,513 was due from the counterparty relating to the swap. The average notional value of the basket swaps that the Portfolio invested in during the year ended December 31, 2017 was $22,082,705.

Redwood Managed Volatility Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations – The following is a summary of the location of derivative investments on the Portfolio’s Statement of Assets and Liabilities as of December 31, 2017:

Derivative Investment Type	Location on the Statement of Assets and Liabilities
Total Return Swap Contracts	Receivable for Swaps

The following table sets forth the fair value of the Portfolio’s derivative contracts by primary risk exposure as of December 31, 2017:

Asset Derivatives Investment Value
Derivative Investment Type	Equity Risk
Total Return Swap Contracts	$—

The following is a summary of the location of derivative investments on the Portfolio’s Statement of Operations for the year ended December 31, 2017:

Derivative Investment Type	Location of Gain/Loss on Derivative
Total Return Swap Contracts	Net realized gain (loss) on total return swap contracts
Net change in unrealized appreciation (depreciation) on total return swap contracts

The following is a summary of the Portfolio’s realized gain (loss) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the year ended December 31, 2017:

Realized gain/(loss) on derivatives recognized in the Statement of Operations
		Total for the
		Year Ended
Derivative Investment Type	Equity Risk	December 31, 2017
Total Return Swap Contracts	$1,393,849	$1,393,849

Changes in unrealized appreciation/(depreciation)on derivatives recognized in the Statement of Operations

		Total for the
		Year Ended
Derivative Investment Type	Equity Risk	December 31, 2017
Total Return Swap Contracts	$(72,495)	$(72,495)

The average notional value of the derivative instruments traded for the year ended December 31, 2017 as disclosed under Swap Agreements and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

Redwood Managed Volatility Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

Offsetting of Financial Assets and Derivative Assets – The following tables present the Portfolio’s asset and liability derivatives available for offset under a master netting arrangement net of collateral pledged as of December 31, 2017.

Assets:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets (1)	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments (2)	Cash Collateral Pledged (2)	Net Amount
Total Return Swap Contracts	$—	$—	—	$—	$—	—
Total	$—	$—	$—	$—	$—	—

(1)	Swap contracts at value as presented in the Portfolio of Investments.

(2)	As of December 31, 2017, the amount of cash or securities collateral pledged is more than the amount reported due to over-collateralization. As of December 31, 2017, the amount of securities and cash pledged to the counterparty is $6,154,392. $6,152,529 of securities pledged as collateral to the counterparty is currently included in JPMorgan High Yield Fund, MainStay High Yield Corporate Bond Fund and Dreyfus Cash Management, as noted within the Portfolio of Investments. $1,863 of cash pledged as collateral to the counterparty is included in Collateral Cash for Swaps in the Statement of Assets and Liabilities.

The Portfolio’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Portfolio’s Prospectus and Statement of Additional Information for a full listing of risks associated with the Portfolio’s investments.

Market Risk – The Portfolio’s investments in financial instruments and derivatives expose it to various risks such as, but not limited to, interest rate, foreign currency and equity risk.

Equity Risk – The market value of equities, such as common stocks or equity related investments, such as futures and options, may decline due to general market conditions, such as political or macroeconomic factors. Additionally, equities may decline in value due to specific factors affecting a related industry or industries. Each equity security and equity related investments generally have greater market price volatility than fixed income securities.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Investment Companies and Exchange Traded Funds (“ETFs”) Risk – The Portfolio invests in other investment companies, including ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. When a Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees. A Fund also will incur brokerage costs when it purchases and sells ETFs.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Redwood Managed Volatility Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

Federal Income Taxes – It is the Portfolio’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Portfolio’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for the open tax years (2014-2016) or expected to be taken in the Portfolio’s 2017 tax return. The Portfolio identifies its major tax jurisdictions as U.S. Federal, Nebraska, and foreign jurisdictions where the Portfolio makes significant investments; however the Portfolio is not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Portfolio did not incur any interest or penalties. Generally tax authorities can examine tax returns filed since inception.

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio are charged to that portfolio. Expenses, which are not readily identifiable to a specific portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the year ended December 31, 2017, amounted to $5,150,951 and $9,571,483, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Redwood Investment Management, LLC serves as the Portfolio’s Investment Advisor (the “Advisor”). Pursuant to an Investment Advisory Agreement with the Portfolio, the Advisor, under the oversight of the Board, directs the daily operations of the Portfolio and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Portfolio pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the Portfolio’s average daily net assets. For the year ended December 31, 2017, the Advisor earned management fees of $398,272.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Portfolio (The “Waiver Agreement”), until at least May 1, 2018, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Portfolio may invest, or extraordinary expenses such as litigation) will not exceed 1.99% and 1.49% of the Portfolio’s average daily net assets for Class N and Class I shares, respectively, subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

Redwood Managed Volatility Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Portfolio’s operating expenses are subsequently less than 1.99% or 1.49% of average underlying daily net assets attributable to Class N shares or Class I shares, respectively, the Advisor shall be entitled to be reimbursed by the Portfolio for such waived fees or reimbursed expenses, provided that such reimbursement does not cause the Portfolio’s expenses to exceed 1.99% and 1.49% of average daily net assets for Class N and Class I shares, respectively. If Portfolio operating expenses attributable to Class N or Class I shares subsequently exceed 1.99% or 1.49%, respectively, per annum of the average daily net assets, the reimbursements shall be suspended. During the year ended December 31, 2017, the Advisor has reimbursed $35,551 in expenses to the Portfolio. Pursuant to the Waiver Agreement, cumulative expenses subject to recapture are $163,767 and the amounts will expire as follows: on December 31 2018 - $14,872, December 31, 2019 - $113,344 and December 31, 2020 - $35,551. As of December 31, 2017, $180,174 of fees subject to recapture have expired.

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Portfolio at an annual rate of 0.50% of its average daily net assets for Class N shares and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Portfolio’s shareholder accounts not otherwise required to be provided by the Advisor. During year ended December 31, 2017, Class N paid $98,422 in distribution fees.

The Distributor acts as the Portfolio’s principal underwriter in a continuous public offering of the Portfolio’s Class N and Class I shares.

In addition, certain affiliates of the Distributor provide services to the Portfolio as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Portfolio pays GFS customary fees for providing administration, fund accounting, and transfer agency services to the Portfolio. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Portfolio for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Portfolio.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Portfolio on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Portfolio.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of control of the Portfolio, under Section 2(a)9 of the 1940 Act. As of December 31, 2017, Jefferson National Life Insurance Co., and Security Benefit, are accounts holding shares for the benefit of others in nominee name, held approximately 73% and 27% of the voting securities of the Portfolio, respectively.

Redwood Managed Volatility Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

6.	DISTRIBUTION TO SHAREHOLDERS & TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended December 31, 2017 and December 31, 2016 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2017	December 31, 2016
Ordinary Income	$1,983,549	$326,521
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$1,983,549	$326,521

As of December 31, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$2,204,187	$—	$—	$(609,667)	$—	$39,084	$1,633,604

The difference between book basis and tax basis undistributed net investment income and accumulated net realized loss from investments is primarily attributable to the tax deferral of losses on wash sales and the mark-to-market adjustment on swap contracts.

At December 31, 2017, the Portfolio had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$554,378	$55,289	$609,667

Permanent book and tax differences, primarily attributable to the reclassification of swap gains (losses) resulted in reclassification for the period ended December 31, 2017 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$—	$1,456,315	$(1,456,315)

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Grant Thornton LLP
757 Third Ave., 9th Floor
New York, NY 10017

T 212.599.0100
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	F 212-370-4520
www.GrantThornton.com

Board of Trustees of Two Roads Shared Trust

and Shareholders of Redwood Managed Volatility Portfolio

Opinion on the financial statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Redwood Managed Volatility Portfolio (a fund in the Two Roads Shared Trust) (the “Fund”) as of December 31, 2017, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for the years ended December 31, 2017 and 2016, and the related notes (collectively referred to as the “financial statements”). The accompanying financial highlights for the year ended December 31, 2015 and for the period from October 20, 2014 (commencement of operations) through December 31, 2014 were audited by other auditors whose report thereon dated February 19, 2016 expressed an unqualified opinion on those financial highlights.

In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, and the results of its operations for the year then ended, and the changes and its net assets and its financial highlights for the years ended December 31, 2017 and 2016, in conformity with accounting principles generally accepted in the United States of America.

Basis for opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Grant Thornton LLP

U.S. member firm of Grant Thornton International Ltd

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2016.

New York, New York

March 1, 2018

Grant Thornton LLP

U.S. member firm of Grant Thornton International Ltd

Redwood Managed Volatility Portfolio

EXPENSE EXAMPLES (Unaudited)

December 31, 2017

As a shareholder of Redwood Managed Volatility Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Redwood Managed Volatility Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2017 through December 31, 2017.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Redwood Managed Volatility Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During Period
Actual *	7/1/17	12/31/17	7/1/17-12/31/17	7/1/17-12/31/17
Class I	1,000.00	1,029.40	7.62	1.49%
Class N	1,000.00	1,027.00	10.17	1.99%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period
(5% return before expenses)	7/1/17	12/31/17	7/1/17-12/31/17	7/1/17-12/31/17
Class I	1,000.00	1,017.69	7.58	1.49%
Class N	1,000.00	1,015.17	10.11	1.99%

*	Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

Approval of Advisory Agreement – Redwood Managed Volatility Portfolio

At a meeting held on June 22, 2017 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), comprised only of trustees who are not "interested persons" of the Trust (as such term is defined in the 1940 Act), considered the approval of an investment advisory agreement (the “Agreement”) between Redwood Investment Management, LLC (“Redwood” or the “Adviser”) and the Trust, on behalf of the Redwood Managed Volatility Portfolio (the “Fund”), a series of the Trust.

In connection with the Board’s consideration of the Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services to be provided to the Fund by Redwood; (ii) a description of the Adviser’s investment management personnel; (iii) an overview of the Adviser’s operations and financial condition; (iv) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the Fund’s advisory fee and overall expenses with those of comparable mutual funds; (vi) the level of profitability from the Adviser’s fund-related operations; (vii) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security; and (viii) information regarding the performance record of the Fund as compared to other funds with similar investment strategies.

Throughout the process, including at the meeting, the Board had numerous opportunities to ask questions of and request additional materials from Redwood. During the Meeting, the Board was advised by, and met, in executive sessions with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding their responsibilities under applicable law.

The evaluation process with respect to the Adviser is an ongoing one. In evaluating the Agreement, the Board also took into account the Board’s knowledge, resulting from their meetings and other interactions throughout the year and past years, of Redwood, its services and the Fund.

In its consideration of the Agreement, the Board did not identify any single factor as controlling. Matters considered by the Board in connection with its approval of the Agreement included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Redwood related to the Advisory Agreement with the Trust, including the Advisory Agreement, a description of the firm, its history and the manner in which investment decisions are made and executed, copies of Redwood’s compliance policies and procedures, a review of the financial condition of Redwood, an overview of the personnel who perform services for the Fund, including any changes in key personnel, a representation from Redwood that it has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the Investment Company Act of 1940, as amended, from engaging in conduct prohibited by Rule 17j-1(b), a written risk assessment, and reports regarding the fees, expenses and performance records of the Fund as compared to other comparable mutual funds.

The Board considered that Redwood was appropriately staffed with qualified personnel and has expanded its staff. With respect to portfolio management, the Board considered that Redwood continues to employ quantitative and tactical investment strategies in the Fund that require a level of sophistication to execute and that there have been no significant changes in Redwood’s investment strategies other than the expansion to manage additional strategies and accounts. The Board also considered that Redwood has considered the growth of its organization and has scaled the firm’s information security and business continuity functions appropriately. The Board concluded that Redwood had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided by Redwood to the Fund were satisfactory and reliable.

Performance. The Board considered the performance of the Fund. The Board reviewed the Fund’s performance for the one-year and three-year period ended April 30, 2017 as compared to the Fund’s benchmark index (BofA Merrill Lynch US Treasuries 3-5 Year Index) and against a group of peer funds (the “ Peer Group”) provided by Morningstar. The Board considered that the Fund outperformed the mean of each of the Peer Group, the Fund’s Morningstar category (Nontraditional Bond) and the Fund’s primary benchmark. The Board noted the

Fund’s improved performance over time. The Board concluded that the Fund’s performance was satisfactory and that Redwood was meeting its investment objectives.

Fees and Expenses. As to the costs of the services provided by Redwood to the Fund, the Board considered that the Fund’s advisory fee of 1.25% was above the Peer Group median, but was not the highest. The Board also considered that the Fund’s total net expenses were below the median of the Peer Group. The Board also considered the Fund’s expense ratio, noting that Redwood has agreed to limit net annual operating expenses to 1.49% and 1.99% of average daily net assets (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses) attributable to Class I and Class N shares, respectively, and found that at current low asset levels, the Redwood Portfolio’s net expense ratio (Class I shares) was lower than the mean of the Peer Group. The Board concluded that based on the information provided, the advisory fee of the Fund was reasonable.

Profitability. The Board considered Redwood’s profitability and whether these profits are reasonable in light of the services provided to the Fund. The Board reviewed a profitability analysis prepared by Redwood based on the average net assets of the Fund as of December 31, 2016, and discussed with Redwood its costs of managing the Fund and the allocation of time to the Fund as compared to Redwood’s other activities. The Board found that Redwood’s overall profits both in terms of dollar amount and as a percentage of Redwood’s advisory fee were not excessive given the direct and indirect costs of operating the Fund and that Redwood continued to reimburse operating expenses of the Fund. The Board concluded that Redwood’s level of profitability from its relationship with the Fund was not excessive.

Economies of Scale. The Board considered whether Redwood would realize economies of scale with respect to its management of the Fund. The Board considered the profitability analysis included in the materials provided to the Board, and noted Redwood’s discussion of the advisory fee structure. The Board concluded that at current and expected asset levels, economies of scale are not a relevant consideration at this time; however the Board would revisit potential economies of scale in the future once the Fund has achieved sufficient scale.

Other Benefits. The Board considered the character and amount of other direct and incidental benefits to be received by Redwood from its association with the Fund. The Board considered that no affiliate of Redwood maintains a relationship with the Fund and Redwood did not anticipate receiving any direct, indirect or ancillary material “fall-out” benefits from its relationship with the Fund.

Conclusion. The Board, having requested and received such information from Redwood as it believed reasonably necessary to evaluate the terms of the Agreement, and having been advised by independent counsel that the Board had appropriately considered and weighed all relevant factors, determined that approval of the Advisory Agreement is in the best interests of the Fund and its respective shareholders. In considering the Advisory Agreement, the Board did not identify any one factor as all important and each Trustee may have considered different factors as more important.

Redwood Managed Volatility Portfolio

SUPPLEMENTAL INFORMATION (Unaudited)

December 31, 2017

Trustees and Officers. The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees*

Name, Address, Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Mark Garbin Year of Birth: 1951	Trustee, Valuation Committee Chairman	Indefinite, Since 2012	Managing Principal, Coherent Capital Management LLC (since 2008)	8	Forethought Variable Insurance Trust (since 2013); Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013); Altegris KKR Commitments Master Fund (since 2014); and Oak Hill Advisors Mortgage Strategies Fund (offshore), Ltd. (since 2014)
Mark D. Gersten Year of Birth: 1950	Chairman, Trustee	Indefinite, Since 2012	Independent Consultant (since 2012)	8	Schroder Global Series Trust (2012- 2017); Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013); Altegris KKR Commitments Master Fund (since 2014); Ramius Archview Credit and Distressed Fund (2015-2017)
Neil M. Kaufman Year of Birth: 1960	Trustee, Audit Committee Chairman	Indefinite, Since 2012	Managing Member, Kaufman & Associates, LLC (legal services)(since 2016); Partner, Abrams Fensterman, Fensterman, Eisman, Formato, Ferrara & Wolf, LLP (legal services)(2010-2016)	8	Altegris KKR Commitments Master Fund (since 2014)
Anita K. Krug Year of Birth: 1969	Trustee, Corporate Governance Committee Chairman	Indefinite, Since 2012	Interim Dean (since 2017), Professor (since 2016), and Associate Professor (2014-2016), University of Washington School of Law; Assistant Professor, University of Washington School of Law (2010-2014)	8	Altegris KKR Commitments Master Fund (since 2014); Centerstone Investors Trust (since 2016)

*	Information is as of December 31, 2017.

**	The term “Fund Complex” applies only to funds that are (i) advised by a common investment adviser or by an investment adviser that is an affiliated person of the investment adviser of any of the other funds of the Trust or (ii) hold themselves out to investors as related companies for the purposes of investment and investor services. The Fund does not hold itself out as related to any other series within the Trust except for the Redwood Managed Volatility Fund, Redwood AlphaFactor® Core Equity Fund, Redwood AlphaFactor® Tactical Core Fund, Redwood Managed Municipal Income Fund, Redwood Activist Leaders Fund, Redwood AlphaFactor® Tactical International Fund, and Redwood Systematic Macro Trend (“SMarT”) Fund. The Fund does not share the same investment adviser with any other series of the Trust.

Redwood Managed Volatility Portfolio

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

December 31, 2017

Officers of the Trust*

Name, Address, Year of Birth	Position(s) Held with Registrant	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
James Colantino 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1969	President (Since June 2017); Treasurer (2012 to 2017)	Senior Vice President (2012-present); Vice President (2004 to 2012); Gemini Fund Services, LLC	N/A	N/A
Laura Szalyga 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1978	Treasurer (Since June 2017)	Vice President, Gemini Fund Services, LLC (since 2015); Assistant Vice President, Gemini Fund Services, LLC (2011-2014)	N/A	N/A
Richard A. Malinowski 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1983	Secretary Since 2013	Senior Vice President (since 2017); Vice President and Counsel (2016-2017) and Assistant Vice President (2012 – 2016), Gemini Fund Services, LLC	N/A	N/A
William B. Kimme Year of Birth: 1962	Chief Compliance Officer Since Inception	Senior Compliance Officer, Northern Lights Compliance Services, LLC (September 2011 - present)	N/A	N/A

*	Information is as of December 31, 2017.

**	The term “Fund Complex” applies only to funds that are (i) advised by a common investment adviser or by an investment adviser that is an affiliated person of the investment adviser of any of the other funds of the Trust or (ii) hold themselves out to investors as related companies for the purposes of investment and investor services. The Fund does not hold itself out as related to any other series within the Trust except for the Redwood Managed Volatility Fund, Redwood AlphaFactor® Core Equity Fund, Redwood AlphaFactor® Tactical Core Fund, Redwood Managed Municipal Income Fund, Redwood Activist Leaders Fund, Redwood AlphaFactor® Tactical International Fund, and Redwood Systematic Macro Trend (“SMarT”) Fund. The Fund does not share the same investment adviser with any other series of the Trust.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Portfolio votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Portfolio used to determine how to vote proxies is available without charge, upon request, by calling 1-855-733-3863 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-733-3863.

Investment Advisor
Redwood Investment Advisor, LLC
1117 S. Robertson Boulevard
Los Angeles, CA 90035

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

ITEM 2. CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2017	2016
Redwood Managed Volatility Portfolio	$14,500	$13,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.
(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2017	2016
Redwood Managed Volatility Portfolio	$2,600	$4,000

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 for the fiscal year ended October 31, 2015.
(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.
(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).
(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal year ended October 31, 2015 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By James Colantino	/s/ James Colantino
President,
Date: March 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By James Colantino	/s/ James Colantino
President
Date: March 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Laura Szalyga	/s/ Laura Szalyga
Treasurer
Date: March 8, 2018